Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment:

	December 31,
	2022	2021

Equipment and furniture	$9,567	9,567
Less accumulated depreciation	(6,569)	(5,899)
Property and Equipment, net	$2,998	3,668

Depreciation expense was $670 and $528 for the years ended December 31, 2022 and 2021, respectively.